Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Deferred gain on disposal of business	$ 755,000	$ 871,000
Investments, net	1,374,000	1,740,000
Deferred acquisition costs	1,143,000	1,059,000
Employee and post-retirement benefits	89,000	0
Compensation related	1,000	2,000
Other	0	4,000
Total deferred tax asset	3,362,000	3,676,000
Deferred Tax Liabilities
Policyholder and separate account reserves	(1,157,000)	(1,324,000)
Net unrealized appreciation on securities	(3,200,000)	(4,390,000)
Employee and post-retirement benefits	0	(375,000)
Other	(15,000)	(37,000)
Total deferred tax liability	(4,372,000)	(6,126,000)
Net deferred income tax (liability) asset	(1,010,000)	$ (2,450,000)
Cumulative valuation allowance against deferred tax assets	0
Decrease in valuation allowance against deferred tax assets	(3,362,000)
Net operating loss carryforward	$ 0